Financial instruments - Additional information (Details) $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Contingent amount	$ 790
Non-current financial assets at fair value	763	$ 652
Collateral amount	$ 385
Collateral amount increase percentage	20.00%
Measured at amortized cost or cost | Long-term note receivable and other financial assets
Disclosure of detailed information about borrowings [line items]
Financial assets	$ 184
Non-current financial assets at fair value	183
Current financial assets at fair value	$ 1
Minimum
Disclosure of detailed information about borrowings [line items]
Probability of success, contingent consideration	0
Maximum
Disclosure of detailed information about borrowings [line items]
Probability of success, contingent consideration	0.95
Senior Notes Due 2026, 2028, 2029, 2030, 2032, 2049 and 2052
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	$ 4,392	4,240
Senior Notes Due 2026, 2028, 2029, 2030, 2032, 2049 and 2052 | Measured at amortized cost or cost
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value and amortized cost	$ 4,607	$ 4,538